Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Long-term Notes Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Promissory notes issued by the Mexican Government		$ 0	$ 121,624,852
Other long-term notes receivable		886,827	940,454
Total long-term notes receivable	$ 44,455	$ 886,827	$ 122,565,306